Note 23 - Changes in Liabilities Arising From Financing Activities (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of reconciliation of liabilities arising from financing activities [text block]
	As of January 1,					As of December 31,
[US$ thousands] 2017	2017	Cash flows	Foreign exchange movement	New liabilities	Other (1)	2017
Interest-bearing loans and liabilities, non-current	—	(889)	456	4,199	—	3,767
Finance lease liabilities, non-current	1,724	—	—	688	(2,147)	265
Interest bearing loans and liabilities, current	5,512	(3,483)	—	—	(2,029)	—
Finance lease liabilities, current	4,809	(5,659)	521	—	2,402	2,073
Total liabilities from financing activities	12,045	(10,031)	978	4,887	(1,774)	6,106
	As of January 1,					As of December 31,
[US$ thousands] 2018	2018	Cash flows	Foreign exchange movement	New liabilities	Other (2)	2018
Interest-bearing loans and liabilities, non-current	3,767	—	—	1,435	(2,964)	2,238
Finance lease liabilities, non-current	265	—	—	—	(232)	33
Interest bearing loans and liabilities, current	—	(1,739)	—	191	1,744	196
Finance lease liabilities, current	2,073	(2,042)	—	—	1,771	1,802
Other loans	—	—	—	492	—	492
Total liabilities from financing activities	6,106	(3,781)	—	2,118	319	4,761